Financial risk management and fair value of financial instruments - Foreign currency risk - Sensitivity analysis (Details) - Currency risk - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management and fair value of financial instruments
Increase in foreign exchange rates	10.00%	10.00%
Decrease in foreign exchange rates	(10.00%)	(10.00%)
(Increase)/ decrease on loss for the year and accumulated losses for increase in foreign exchange rates	¥ 49,175	¥ 45,755
(Increase)/ decrease on loss for the year and accumulated losses for decrease in foreign exchange rates	¥ (49,175)	¥ (45,755)